Other Operating Income and Expenses (detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Restructuring Cost and Reserve [Line Items]
Environmental Remediation Expense	$ 0.1	$ 0.3
Gain on sale of other assets	0.4	0.1	$ 0.2
Relationship transfer agreement	24.3
Prop 65 litigation settlement	$ 0.2
Midwest Plant Member [Member]
Restructuring Cost and Reserve [Line Items]
Gain from plant closing		$ 5.0
Sunnyside, WA [Member]
Restructuring Cost and Reserve [Line Items]
Gain (Loss) on Disposition of Assets			0.5
Gain on Purchase of Business			0.1
Allens [Member]
Restructuring Cost and Reserve [Line Items]
OtherNonrecurringIncome			2.9
Aircraft [Member]
Restructuring Cost and Reserve [Line Items]
Gain on sale of other assets			$ 0.7